Inventories (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Inventories
Nickel (co-products and by-products)	$ 1,802	$ 1,771
Iron ore and pellets	1,298	1,137
Manganese and ferroalloys	209	240
Fertilizer	443	387
Copper concentrate	97	72
Coal	306	277
Others	90	91
Spare parts and maintenance supplies	1,288	1,276
Inventory net	5,533	5,251
Provision for adjustment to market value for product nickel	12	9
Provision for adjustment to market value for product manganese	$ 12	$ 9